PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following:

	September 30, 2018	December 31, 2017

Office equipment	$78,229	$82,453
Lab equipment	2,375,505	1,695,604
Furniture	33,128	32,693
Leasehold Improvements	220,390	231,859
	2,707,252	2,042,609
Less: Accumulated depreciation	922,852	865,860

	$1,784,400	$1,176,749

Property and equipment consists of the following:

	December 31, 2017	December 31, 2016

Office equipment	$82,453	$55,817
Lab equipment	1,695,604	789,135
Furniture	32,693	32,693
Leasehold improvements	231,859	231,859
	2,042,609	1,109,504
Less: Accumulated depreciation	865,860	683,854

	$1,176,749	$425,650